Asset retirement obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Asset Retirement Obligations [Line Items]
Asset Retirement Obligations Based On Current Cost Estimates	$ 2,300.0	$ 2,000.0
Credit Risk Rate Used In Determining Other Provisions	4.50%	4.90%
Increase decrease in discount rate, asset retirement obligations	0.50%
Increase decrease in asset retirement obligations	$ 64.8
Increase (Decrease) in Expected Timing of Abandonment Spend which Affects Asset Retirement Obligations, Period	1 year
Scenario Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Increase decrease in asset retirement obligations	$ 54.0
Expected To Be Made Over The Next 60 years [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	$ 3,700.0	$ 3,100.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	1.60%	1.10%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	4.20%	3.10%